RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT OF USE ASSETS [Text Block]

9. RIGHT OF USE ASSETS

	Office	Office Equipment	Total
Cost
Balance at January 1, 2019	$4,102	$-	$4,102
Additions	36	86	122
Balance at December 31, 2019	$4,138	$86	$4,224

	Office	Office Equipment	Total
Depreciation and impairment losses
Balance at January 1, 2019	$-	$-	$-
Depreciation for the year	1,151	13	1,164
Balance at December 31, 2019	$1,151	$13	$1,164
Carrying amounts
At December 31, 2019	$2,987	$73	$3,060